Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2024
Revenues	$72,904	$7,304	$80,208
Gross profit	$34,566	$1,136	$35,702
Unallocated corporate expenses			(26,023)
Finance expenses, net			(2,751)
Income before taxes on income			$6,928
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2023
Revenues	$55,001	$13,152	$68,153
Gross profit	$24,585	$1,690	$26,275
Unallocated corporate expenses			(23,355)
Finance expenses, net			(2,811)
Income before taxes on income			$109
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2024
Revenues	$39,146	$3,326	$42,472
Gross profit	$18,428	$523	$18,951
Unallocated corporate expenses			(13,311)
Finance expenses, net			(1,151)
Income before taxes on income			$4,489
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2023
Revenues	$30,940	$6,503	$37,443
Gross profit	$13,748	$688	$14,436
Unallocated corporate expenses			(11,805)
Finance expenses, net			(726)
Income before taxes on income			$1,905

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance expenses, net			(1,635)
Income before taxes on income			$8,429

Schedule of Reporting on Operating Segments Geographic Region	Reporting on operating segments by geographic region:
	Six months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$55,169	$-	$55,169
Israel	3,557	7,304	10,861
Canada	5,765		5,765
Europe	1,678	-	1,678
Latin America	5,235	-	5,235
Asia	1,500	-	1,500
Others
	$72,904	$7,304	$80,208
	Six months period ended June 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$31,288	$-	$31,288
Israel	2,101	13,152	15,252
Canada	5,568		5,568
Europe	3,550	-	3,550
Latin America	9,931	-	9,931
Asia	2,480	-	2,480
Others	83	-	83
	$55,001	$13,152	$68,153

	Three months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$29,320	$-	$29,320
Israel	1,725	3,326	5,051
Canada	2,484		2,484
Europe	1432	-	1,432
Latin America	4,119	-	4,119
Asia	66	-	66
Others		-
	$39,146	$3,326	$42,472
	Three months period ended June 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$17,690	$-	$17,690
Israel	1,107	6,503	7,610
Canada	2,336		2,336
Europe	216	-	216
Latin America	8,615	-	8,615
Asia	930	-	930
Others	46	-	46
	$30,940	$6,503	$37,443
	Year ended December 31, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$73,741	$-	$73,741
Israel	4,236	27,061	31,296
Canada	11,162	-	11,162
Europe	7,088	-	7,088
Latin America	12,928	-	12,928
Asia	6,147	-	6,147
Others	156	-	157
	$115,458	$27,061	$142,519